Derivative instruments and hedging activities - Concentration of exposures to credit risk in OTC derivatives with financial institutions (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2016	Mar. 31, 2016
Derivative [Line Items]
Gross fair value of derivative assets, Financial institutions	¥ 33,017	¥ 37,697
OTC derivatives with financial institutions [Member]
Derivative [Line Items]
Gross fair value of derivative assets, Financial institutions	30,900	35,166
Impact of master netting agreements, Financial institutions	(28,986)	(33,104)
Impact of collateral, Financial institutions	(1,597)	(1,560)
Net exposure to credit risk, Financial institutions	¥ 317	¥ 502